Cover Page	Jan. 25, 2022
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 25, 2022
Entity Registrant Name	SVF INVESTMENT CORP. 3
Entity File Number	001-40175
Entity Central Index Key	0001837240
Entity Incorporation, State or Country Code	E9
Trading Symbol	SVFC
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Tax Identification Number	98-1572401
Entity Address, Address Line One	1 Circle Star Way
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	562 - 8100
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 par value
Security Exchange Name	NASDAQ
Amendment Description	Following the filing of the quarterly report for the period ended September 30, 2021, filed with the SEC on November 9, 2021, SVF Investment Corp. 3 (the “Company”), having performed further assessment, concluded that, effective with its financial statements for quarterly period ended September 30, 2021, it should restate its prior filed financial information as of March 11, 2021 (Post IPO Balance Sheet as defined below) and for the period ended March 31, 2021, to classify all Class A ordinary shares subject to possible redemption in temporary equity and to recognize the accretion from the initial book value to the redemption value, and it should restate its prior filed financial information for the period ended June 30, 2021, to correct the recognition of the accretion from the initial book value to redemption value. In accordance with guidance on redeemable equity instruments in ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. Therefore, on November 30, 2021, the Company’s management and the audit committee of the Company’s board of directors (the “Audit Committee”) concluded that the Company’s previously issued audited balance sheet as of March 11, 2021 (the “Post IPO Balance Sheet”) and the audit report of Marcum LLP included in the Current Report on Form 8-K containing the Post IPO Balance Sheet, filed with the SEC on March 17, 2021 (the “Original Form 8-K”), should be restated to classify all Class A ordinary shares subject to possible redemption in temporary equity and should no longer be relied upon. As such, the Company will restate the Post IPO Balance Sheet. Considering such restatement, such financial statements, as well as the relevant portions of any communication which describes or are based on such financial statements, should no longer be relied upon. The restatement does not have an impact on the Company’s cash position and cash held in the trust account established in connection with the IPO (the “Trust Account”). The Audit Committee and the Company’s management have discussed the matters disclosed in this Current Report on Form 8-K pursuant to this Item 4.02 with Marcum LLP, the Company’s independent registered public accounting firm. The financial statements and related financial information that was included in the Original Form 8-K is superseded by the financial information in this Form 8-K/A, and the financial statements and related financial information contained in the Original Form 8-K should no longer be relied upon. On November 30, 2021, the Company filed a Current Report on Form 8-K disclosing the Audit Committee’s conclusion that the IPO Balance Sheet should no longer be relied upon. This First Amendment on Form 8-K/A sets forth the Original Form 8-K in its entirety, as amended to reflect the restatement. The following item has been amended as a result of the restatement. Exhibit No. 99.1, “Audited Balance Sheet as of March 11, 2021” Refer to Note 9, Restatement of previously filed Balance Sheet of this Form 8-K/A for additional information and for the summary of the accounting impacts of these adjustments to the Company’s balance sheet as of March 11, 2021.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, Country	US